SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Mar. 31, 2025 USD ($) segment shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 USD ($) shares	Mar. 31, 2025 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Maximum cash balance insured	$ 69,000			¥ 500,000
Cash balance, insured	6,548,601	$ 4,278,045
Cash balance, uninsured	5,817,823	3,787,797
Allowance for credit loss on accounts receivable	653,470	382,731
Allowance for credit loss to vendors	0	0
Impairment of long-lived assets	0	0
Impairment for ROU lease assets	$ 0	$ 0
Year-end spot rate	7.2567	7.2212	6.8774	7.2567
Average rate	7.2169	7.1533	6.8507	7.2169
Contract assets	$ 0	$ 0
Deferred revenue	1,007	14,099
Revenue recognized from opening deferred revenue	$ 14,099	$ 93,986	$ 237,119
VAT tax rate	6.00%
Antidilutive securities | shares	0	0	0
Capitalized research and development costs	$ 0	$ 0
Research and development	240,052	229,934	$ 254,246
Employee social security and welfare benefits	$ 138,326	$ 105,277	$ 76,316
Number of operating segments | segment	3